Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	NUVEEN INVESTMENT TRUST III
Central Index Key	0001071336
Amendment Flag	false
Document Creation Date	Apr 9, 2013
Document Effective Date	Apr 9, 2013
Prospectus Date	Jan 31, 2013

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED APRIL 9, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

As a result of the reduction in the maximum sales charge (load) imposed on Class A share purchases (as a percentage of offering price) from 4.75% to 3.00%, which was effective on April 1, 2013, the table showing the average annual total returns for the periods ended December 31, 2012 in the "Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fund Performance" section is hereby deleted and replaced with the following table:

	Average Annual Total Returns for the Periods Ended December 31, 2012
	1 Year	Since Inception (May 2, 2011)
Class A (return before taxes)	8.12%	4.47%
Class A (return after taxes on distributions)	5.94%	2.49%
Class A (return after taxes on distributions and sale of Fund shares)	5.22%	2.64%
Class C (return before taxes)	10.59%	5.58%
Class I (return before taxes)	11.62%	6.61%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	9.43%	4.66%
Lipper Loan Participation Classification Average (reflects no deduction for taxes or certain expenses)	9.09%	4.55%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	nit20_SupplementTextBlock

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED APRIL 9, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

As a result of the reduction in the maximum sales charge (load) imposed on Class A share purchases (as a percentage of offering price) from 4.75% to 3.00%, which was effective on April 1, 2013, the table showing the average annual total returns for the periods ended December 31, 2012 in the "Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fund Performance" section is hereby deleted and replaced with the following table:

	Average Annual Total Returns for the Periods Ended December 31, 2012
	1 Year	Since Inception (May 2, 2011)
Class A (return before taxes)	8.12%	4.47%
Class A (return after taxes on distributions)	5.94%	2.49%
Class A (return after taxes on distributions and sale of Fund shares)	5.22%	2.64%
Class C (return before taxes)	10.59%	5.58%
Class I (return before taxes)	11.62%	6.61%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	9.43%	4.66%
Lipper Loan Participation Classification Average (reflects no deduction for taxes or certain expenses)	9.09%	4.55%

Nuveen Symphony Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit20_SupplementTextBlock

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED APRIL 9, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

As a result of the reduction in the maximum sales charge (load) imposed on Class A share purchases (as a percentage of offering price) from 4.75% to 3.00%, which was effective on April 1, 2013, the table showing the average annual total returns for the periods ended December 31, 2012 in the "Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fund Performance" section is hereby deleted and replaced with the following table:

	Average Annual Total Returns for the Periods Ended December 31, 2012
	1 Year	Since Inception (May 2, 2011)
Class A (return before taxes)	8.12%	4.47%
Class A (return after taxes on distributions)	5.94%	2.49%
Class A (return after taxes on distributions and sale of Fund shares)	5.22%	2.64%
Class C (return before taxes)	10.59%	5.58%
Class I (return before taxes)	11.62%	6.61%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	9.43%	4.66%
Lipper Loan Participation Classification Average (reflects no deduction for taxes or certain expenses)	9.09%	4.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Nuveen Symphony Floating Rate Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
1 Year	rr_AverageAnnualReturnYear01	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Nuveen Symphony Floating Rate Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.59%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Nuveen Symphony Floating Rate Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.62%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Nuveen Symphony Floating Rate Income Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Nuveen Symphony Floating Rate Income Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Nuveen Symphony Floating Rate Income Fund | Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.43%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Nuveen Symphony Floating Rate Income Fund | Lipper Loan Participation Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 9, 2013